Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2010 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2010 Fund - Class K
Bar Chart Table:
Annual Return 2018	(3.52%)
Annual Return 2019	14.41%
Annual Return 2020	11.19%
Annual Return 2021	5.64%
Annual Return 2022	(13.18%)
Annual Return 2023	9.94%